RECOVERABLE VALUE OF LONG-TERM ASSETS - CGUs that do not present a provision for impairment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
HPP Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	94.2
HPP Balbina | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	91.9
HPP Balbina | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	89.6
TPP Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	47.1
TPP Aparecida Complexo | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	46.4
TPP Aparecida Complexo | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	45.7
TPP Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.62%
VR/VC -1	249.5
TPP Maua 3 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	239.6
TPP Maua 3 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	230.1
Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.65%
VR/VC -1	443.5
Generation Boa Esperana | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	443.5
Generation Boa Esperana | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	443.4
Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	569.5
Generation - Complexo PA + Moxot | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	550.8
Generation - Complexo PA + Moxot | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	533.00
Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	79.5
Generation - Curemas | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	77.3
Generation - Curemas | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	75.00
Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	2,496.5
Generation - Funil | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,426.5
Generation - Funil | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,359.5
Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	297.4
Generation - Pedra | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	286.5
Generation - Pedra | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	276.2
Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	766.0
Generation - Sobradinho | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	749.9
Generation - Sobradinho | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	734.1
Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	3,253.8
Generation - Xing | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3,160.8
Generation - Xing | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3,071.7
HPP Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	1,221.6
HPP Itaparica | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1,185.0
HPP Itaparica | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1,149.9
CC 007-2005 Milagres Tau
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	23.1
CC 007-2005 Milagres Tau | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	21.1
CC 007-2005 Milagres Tau | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	19.1
CC 008-2005 Milagres Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	3.3
Hypothetical Impairment	R$ 56
CC 008-2005 Milagres Curemas | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1.6
CC 008-2005 Milagres Curemas | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(0.1)
CC 013-2010 Aparica III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	8.7
CC 013-2010 Aparica III | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	6.3
CC 013-2010 Aparica III | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	4.0
HPP Curua-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	4.4
HPP Curua-Una | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2.8
HPP Curua-Una | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1.2
HPP Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	314.9
HPP Tucuru | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	308.8
HPP Tucuru | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	302.8
Contract No. 058 - Basic Network
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	23.8
Contract No. 058 - Basic Network | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	22.1
Contract No. 058 - Basic Network | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	20.4
Rectifying/Inverting Station
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	6.4
Rectifying/Inverting Station | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	4.2
Rectifying/Inverting Station | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2.00
LT - Jorge Teixeira - C1 and C2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	71.2
LT - Jorge Teixeira - C1 and C2 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	67.1
LT - Jorge Teixeira - C1 and C2 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	63.1
LT - Porto Velho - Abuna - Rio Branco
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	17.5
LT - Porto Velho - Abuna - Rio Branco | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	14.7
LT - Porto Velho - Abuna - Rio Branco | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	12.00
LT Ribeiro Goncalves - Balsas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	4.8
Hypothetical Impairment	R$ 254
LT Ribeiro Goncalves - Balsas | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2.2
LT Ribeiro Goncalves - Balsas | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(0.2)
LT - So Luiz II and So Luiz III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	0.3
Hypothetical Impairment	R$ 2,338
LT - So Luiz II and So Luiz III | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(2.0)
LT - So Luiz II and So Luiz III | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(4.3)
SE Miranda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	6.2
SE Miranda | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3.8
SE Miranda | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1.5
Angra 1 and 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	171.6
Angra 1 and 2 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	166.2
Angra 1 and 2 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	161.00
WPP Cerro Chato I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	32.1
WPP Cerro Chato I | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	28.7
WPP Cerro Chato I | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	25.4
WPP Cerro Chato II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	35.9
WPP Cerro Chato II | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	32.3
WPP Cerro Chato II | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	28.9
WPP Cerro Chato III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	35.3
WPP Cerro Chato III | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	31.7
WPP Cerro Chato III | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	28.3
HPP GOV. JAYME C. JNIOR
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	30.7
HPP GOV. JAYME C. JNIOR | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	27.2
HPP GOV. JAYME C. JNIOR | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	23.9
HPP S. DOMINGOS
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	0.9
Hypothetical Impairment	R$ 15,092
HPP S. DOMINGOS | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(1.4)
HPP S. DOMINGOS | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(3.7)
CT 04/2004
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	37.8
CT 04/2004 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	35.3
CT 04/2004 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	33.00
CT 05/2009
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	9.5
CT 05/2009 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	6.7
CT 05/2009 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	4.00
CT 10/2005
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	39.1
CT 10/2005 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	36.2
CT 10/2005 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	33.4
CT 11/2010 and 02/2011
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	2.9
Hypothetical Impairment	R$ 3,530
CT 11/2010 and 02/2011 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	0.1
CT 11/2010 and 02/2011 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(2.5)
CT 57/01 - New
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	38.2
CT 57/01 - New | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	33.3
CT 57/01 - New | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	28.6
CT 57/01 - Renewed
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	37.1
CT 57/01 - Renewed | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	34.8
CT 57/01 - Renewed | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	32.6
Brazil-Uruguay Interconnection
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.88%
VR/VC -1	51.0
Brazil-Uruguay Interconnection | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	48.8
Brazil-Uruguay Interconnection | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	46.6
HPP Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	2,550.4
HPP Itumbiara | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,533.2
HPP Itumbiara | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,516.2
HPP Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	105.5
HPP Manso | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	99.2
HPP Manso | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	93.2
HPP MASCAR. DE MORAES
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	912.9
HPP MASCAR. DE MORAES | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	897.4
HPP MASCAR. DE MORAES | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	882.2
HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	6.12%
VR/VC -1	124.4
HPP Serra da Mesa | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	115.1
HPP Serra da Mesa | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	106.2